LEASE - Future Minimum Operating Lease Payments (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Future minimum operating lease payments
2019		¥ 95,082
2020		69,541
2021		48,072
2022		41,758
2023		40,952
Thereafter		407,070
Total		¥ 702,475
Rental expenses	¥ 87,356